Provision (Benefit) for Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes [Text Block]
Note 9 – Provision (Benefit) for Income Taxes
The Provision (benefit) for income taxes includes:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Current:
State	$2	$(3)	$3
Foreign	1	—	1
	3	(3)	4
Deferred:
State	(1)	(3)	8
Foreign	(82)	7	17
	(83)	4	25
Provision (benefit) for income taxes	$(80)	$1	$29

Reconciliations from the Provision (benefit) at statutory rate to recorded Provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Provision (benefit) at statutory rate	$154	$(475)	$459
Increases (decreases) in taxes resulting from:
Income not subject to U.S. federal tax	(154)	475	(459)
State income taxes	1	(6)	11
Foreign operations — net	(81)	7	18
Provision (benefit) for income taxes	$(80)	$1	$29

The 2016 foreign deferred benefit includes the tax effect of a $341 million impairment associated with the Canadian operations (see Note 17 – Fair Value Measurements, Guarantees, and Concentration of Credit Risk). The 2015 state deferred benefit includes $7 million related to the impact of a Texas franchise tax rate decrease. The 2015 foreign deferred provision includes $8 million related to the impact of an Alberta provincial tax rate increase.
Income (loss) before income taxes includes $387 million of foreign loss in 2016, and $1 million and $72 million of foreign income in 2015 and 2014, respectively.
Deferred income tax liabilities, primarily attributable to the taxable temporary differences from property, plant, and equipment, were $20 million and $119 million in 2016 and 2015, respectively.
Cash payments for income taxes (net of refunds) were $3 million in 2016. Cash refunds for income taxes (net of payments) were $4 million and $28 million in 2015 and 2014, respectively.
As of December 31, 2016, we have no unrecognized tax benefits.
Tax years after 2012 are subject to examination by the Texas Comptroller. Generally, tax returns for our Canadian entities are open to audit for tax years after 2011. Tax years 2014 and 2013 are currently under examination. Williams has indemnified us for any adjustments to foreign tax returns filed prior to the Canada Acquisition in 2014. We have indemnified the purchaser of our Canadian operations for any adjustments to foreign tax returns for periods prior to the sale of our Canadian operations in September 2016 (see Note 3 – Divestiture).